Inventories (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Inventories
Finished products		R$ 218,600	R$ 151,534
Work in process		59,659	73,993
Raw materials		16,663	30,773
Imports in progress		0	347
Right to returned goods	[1]	5,587	9,803
Inventories		R$ 300,509	R$ 266,450

[1]	Represents the Company’s right to recover products from customers when customers exercise their right of return under the Company’s returns policies, where the Company estimates the volume of goods returned based on experience and foreseen expectations.